Long-Term Debt - Property and Equipment Loan (Details) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Dec. 17, 2020	Sep. 26, 2018	May 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Apr. 30, 2021	Jul. 02, 2018
Debt Instrument [Line Items]
Principal amount			$ 53,500
Property and equipment loan
Debt Instrument [Line Items]
Principal amount	$ 900						$ 2,000
Borrowings		$ 2,000
Debt term	3 years	3 years
Outstanding debt				$ 0	$ 833
Principal payments						$ 800
Effective interest rate during period (as a percent)				1.50%	4.90%
Property and equipment loan | Interest Expense
Debt Instrument [Line Items]
Deferred loan fees written off to interest expense (less than)			$ 100
Property and equipment loan | Prime
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	1.00%	1.00%